Investments (Schedule of equity method investments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity Method Investment, Summarized Financial Information [Abstract]
Currents assets	$ 4,644,649	$ 5,070,322
Non-current assets	4,427,004	4,049,690
Current liabilities	3,071,684	2,511,895
Non-current liabilities	497,237	979,819
Gross Profit	852,128	837,901	$ 539,998
Net income (loss)	101,568	(93,984)	1,379,868
Net income (loss) attributable to the investees	119,465	(89,529)	1,363,333
Equity Method Investments.
Equity Method Investment, Summarized Financial Information [Abstract]
Currents assets	1,879,845	2,223,447
Non-current assets	1,060,160	552,085
Current liabilities	373,980	601,688
Non-current liabilities	33,173	39,719
Revenues	1,588,732	2,082,821	1,405,623
Gross Profit	259,169	466,970	386,810
Net income (loss)	(103,729)	(81,953)	23,563
Net income (loss) attributable to the investees	$ (103,729)	$ (81,953)	$ 23,563